NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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Received SEC
FEB 01 2011
Washington, DC 20549

CERTNAS
001-35047

11005453

Gary Sundick
Vice President
Listing Qualifications

*By Facsimile and First Class Mail*

February 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 21, 2011 The Nasdaq Stock Market (the "Exchange") received from BioHorizons, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick